Condensed Schedule Of Investments (Futures And Forward Currency Contracts) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	2.24%	2.03%
Net Unrealized Appreciation/(Depreciation)	$ 3,487,795	$ 2,736,323
Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	1.50%	1.27%
Net Unrealized Appreciation/(Depreciation)	$ 2,342,224	$ 1,714,325
Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.74%	0.76%
Net Unrealized Appreciation/(Depreciation)	$ 1,145,571	$ 1,021,998
Long Contracts [Member] | Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	1.60%	0.33%
Net Unrealized Appreciation/(Depreciation)	$ 2,489,961	$ 451,911
Long Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.03%
Net Unrealized Appreciation/(Depreciation)	$ 41,988
Long Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.00%	0.00%
Net Unrealized Appreciation/(Depreciation)	$ (1,890)	$ 282
Long Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.98%	(0.14%)
Net Unrealized Appreciation/(Depreciation)	$ 1,544,083	$ (186,141)
Long Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.00%
Net Unrealized Appreciation/(Depreciation)	$ 1,000
Long Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.06%	0.18%
Net Unrealized Appreciation/(Depreciation)	$ 90,747	$ 245,756
Long Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.00%	0.02%
Net Unrealized Appreciation/(Depreciation)	$ (6,425)	$ 27,269
Long Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.53%	0.27%
Net Unrealized Appreciation/(Depreciation)	$ 820,458	$ 364,745
Long Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.30%)	(0.52%)
Net Unrealized Appreciation/(Depreciation)	$ (471,630)	$ (703,308)
Short Contracts [Member] | Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.10%)	0.94%
Net Unrealized Appreciation/(Depreciation)	$ (147,737)	$ 1,262,414
Short Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.04%)	0.72%
Net Unrealized Appreciation/(Depreciation)	$ (68,750)	$ 971,559
Short Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.01%	0.16%
Net Unrealized Appreciation/(Depreciation)	$ 22,555	$ 218,122
Short Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.01%)	0.00%
Net Unrealized Appreciation/(Depreciation)	$ (21,626)	$ (764)
Short Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital		(0.04%)
Net Unrealized Appreciation/(Depreciation)		$ (52,200)
Short Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.09%	0.09%
Net Unrealized Appreciation/(Depreciation)	$ 138,538	$ 116,945
Short Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.00%	(0.03%)
Net Unrealized Appreciation/(Depreciation)	$ (4,838)	$ (47,611)
Short Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.15%)	0.04%
Net Unrealized Appreciation/(Depreciation)	$ (213,616)	$ 56,363
Short Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	1.04%	1.28%
Net Unrealized Appreciation/(Depreciation)	$ 1,617,201	$ 1,725,306